EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES INCOME FUND

Supplement to Prospectus dated December 1, 2013

The following amendments to the Prospectus are effective on January 1, 2014:

1.  The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Municipal Opportunities Fund”:

Portfolio Manager.  The Fund is managed by Adam A. Weigold, Vice President of Eaton Vance, who has managed the Fund since inception in 2011.

2.  The following replaces the sixth paragraph under “Management.” in “Management and Organization”:

William H. Ahern is the portfolio manager of the Connecticut Fund (since November 24, 1997). Craig R. Brandon is the portfolio manager of the Arizona Fund (since September 13, 2004) and the Minnesota Fund (since September 13, 2004). Adam A. Weigold is the portfolio manager of the Municipal Opportunities Fund (since inception on May 31, 2011), the New Jersey Fund (since February 22, 2010) and the Pennsylvania Fund (since October 1, 2007). Each portfolio manager is a Vice President of Eaton Vance and BMR, manages other Eaton Vance portfolios, and has been a member of the Eaton Vance municipals team for more than five years.

December 23, 2013

EATON VANCE ALABAMA MUNICIPAL INCOME FUND

EATON VANCE ARKANSAS MUNICIPAL INCOME FUND

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE KENTUCKY MUNICIPAL INCOME FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE TENNESSEE MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

Supplement to Prospectus dated January 1, 2013

The following amendments to the Prospectus are effective on January 1, 2014:

1.  The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Eaton Vance North Carolina Municipal Income Fund”:

Portfolio Manager. The Fund is managed by Adam A. Weigold, Vice President of BMR, who has managed the Fund since 2014.

2.  The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Eaton Vance Oregon Municipal Income Fund”:

Portfolio Manager. The Fund is managed by Adam A. Weigold, Vice President of BMR, who has managed the Fund since 2014.

3.  The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Eaton Vance South Carolina Municipal Income Fund”:

Portfolio Manager. The Fund is managed by Adam A. Weigold, Vice President of BMR, who has managed the Fund since 2014.

4.  The following replaces the fifth paragraph under “Management.” in “Management and Organization”:

William H. Ahern is the portfolio manager of the Alabama Fund (since June 1, 1997).  Craig Brandon is the portfolio manager of the Maryland Fund (since September 13, 2004).  Cynthia J. Clemson is the portfolio manager of the Missouri Fund (since it commenced operations).  Adam A. Weigold is the portfolio manager of the Arkansas Fund, the Georgia Fund, the Kentucky Fund, the Tennessee Fund, the Virginia Fund, (all since October 1, 2007) and the North Carolina Fund, the Oregon Fund and the South Carolina Fund (all since January 1, 2014).  Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios.  Mr. Ahern, Mr. Brandon, Ms. Clemson and Mr. Weigold have been Eaton Vance portfolio managers for more than 5 years.

December 23, 2013

EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND

Supplement to Summary Prospectus dated February 1, 2013

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to Prospectus dated February 1, 2013

The following amendments to the Prospectus are effective on January 1, 2014:

1.  The following replaces “Portfolio Manager.” under “Management” in the Fund’s Summary Prospectus and in “Fund Summaries – Eaton Vance California Municipal Income Fund” in the Funds’ Prospectus:

Portfolio Manager. The Fund is managed by Craig R. Brandon, Vice President of BMR, who has managed the Fund since 2014.

2.  The following replaces the fifth paragraph under “Management.” in “Management and Organization” in the Funds’ Prospectus:

Cynthia J. Clemson is the portfolio manager of the AMT-Free Fund (since November 1, 2005).  Craig Brandon is the portfolio manager of the California Fund (since 2014), the Massachusetts Fund (since February 2010), the New York Fund (since October 17, 2005) and a portfolio manager of the National Fund (since 2013).  Thomas M. Metzold is a portfolio manager of the National Fund (since 1993).  William H. Ahern, Jr. is the portfolio manager of the Ohio Fund (since October 17, 2005).  Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios.

December 23, 2013

EATON VANCE ARIZONA MUNICIPAL INCOME FUND

EATON VANCE CONNECTICUT MUNICIPAL INCOME FUND

EATON VANCE MINNESOTA MUNICIPAL INCOME FUND

EATON VANCE NEW JERSEY MUNICIPAL INCOME FUND

EATON VANCE PENNSYLVANIA MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES INCOME FUND

Supplement to Statement of Additional Information dated December 1, 2013

Effective January 1, 2014, the following replaces the second paragraph and table under “Portfolio Managers.” in

“Investment Advisory and Administrative Services”:

The following table shows the dollar range of shares of a Fund beneficially owned by its portfolio manager(s) as of the Fund’s most recent fiscal year ended July 31, 2013 and in the Eaton Vance family of funds as of December 31, 2012.  The purpose of each state Fund is to provide tax-exempt income to persons subject to taxation in a particular state.  In most cases, a Fund’s portfolio manager is not subject to such taxation.  In addition, in most cases, each state Fund’s shares are not registered for sale in the state of the portfolio manager’s residence.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in all Registered Funds in the Eaton Vance Family of Funds
Arizona Fund
Craig R. Brandon	None	$500,001-$1,000,000
Connecticut Fund
William H. Ahern	None	over $1,000,000
Minnesota Fund
Craig R. Brandon	None	$500,001-$1,000,000
Municipal Opportunities Fund
Adam A. Weigold	None	$100,001-$500,000
New Jersey Fund
Adam A. Weigold	None	$100,001-$500,000
Pennsylvania Fund
Adam A. Weigold	None	$100,001-$500,000

December 23, 2013

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to Statement of Additional Information dated February 1, 2013

Effective January 1, 2014, the following replaces the second paragraph and table in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

The following table shows the dollar value of shares of a Fund beneficially owned by its portfolio manager(s) as of the Fund’s most recent fiscal year ended September 30, 2012 and in the Eaton Vance Family of Funds as of December 31, 2012.  The purpose of each state Fund is to provide tax-exempt income to persons subject to taxation in a particular state.  In most cases, a Fund’s portfolio manager is not subject to such taxation.  In addition, in most cases, each state Fund’s shares are not registered for sale in the state of the portfolio manager’s residence.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in all Registered Funds in the Eaton Vance Family of Funds
AMT-Free Fund
Cynthia J. Clemson	$100,001 - $500,000	over $1,000,000
California Fund
Craig R. Brandon	None**	$500,001 - $1,000,000
Massachusetts Fund
Craig R. Brandon	None	$500,001 - $1,000,000
National Fund
Thomas M. Metzold	over $1,000,000	over $1,000,000
Craig R. Brandon	None*	$500,001 - $1,000,000
New York Fund
Craig R. Brandon	None	$500,001 - $1,000,000
Ohio Fund
William H. Ahern, Jr.	None	over $1,000,000

* As of June 30, 2013

** As of November 30, 2013

December 23, 2013